Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of Earnings (Loss) Per Share
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2022/06/30	2023/06/30
Profit (loss) for the period (in € thousands)	(10,399)	(20,854)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	49,668,718	49,701,858
Basic earnings (loss) per share (€/share)	(0.21)	(0.42)
Diluted earnings (loss) per share (€/share)	(0.21)	(0.42)